Cover	Apr. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2024
Entity File Number	000-54653
Entity Registrant Name	AUGUSTA GOLD CORP.
Entity Central Index Key	0001448597
Entity Tax Identification Number	41-2252162
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Suite 555 – 999 Canada Place
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3E1
City Area Code	604
Local Phone Number	687-1717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false